Earnings (Loss) Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Earnings Per Share [Abstract]
Shares issued to depository bank (in shares)	7,200,000	6,000,000